SEGMENT INFORMATION - Information about major customers (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of major customers [line items]
Revenue	¥ 226,963	$ 33,010	¥ 186,390	¥ 146,490
PetroChina Company Limited [member]
Disclosure of major customers [line items]
Revenue	15,841		11,957	6,923
PetroChina Company Limited [member] | The E&P segment and the trading business segment [member]
Disclosure of major customers [line items]
Revenue	¥ 15,841		¥ 11,957	¥ 6,923